Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2011
Fair Value Measurements [Abstract]
Summary of assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
April 30, 2010:
Assets:
Currency derivatives	$—	$6	$—	$6
Liabilities:
Currency derivatives	—	6	—	6

April 30, 2011:
Assets:
Commodity derivatives	5	—	—	5
Interest rate swaps	—	3	—	3
Liabilities:
Currency derivatives	—	25	—	25